Variable interest entity (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Variable Interest Entity, Primary Beneficiary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net loss from discontinued operations		$ (3,842,329)